Long-term provisions (Details) R in Millions	12 Months Ended
Jun. 30, 2022 ZAR (R)
Provisions
Balance at beginning of year	R 17,361
Capitalised to property, plant and equipment	20
Reduction in rehabilitation provision capitalised	(484)
Transfer to disposal groups held for sale	(968)
Per the income statement	643
additional provisions and changes to existing provisions	1,014
reversal of unutilised amounts	(270)
effect of change in discount rate	(101)
Notional interest	726
Utilised during year (cash flow)	(310)
Foreign exchange differences recognised in income statement	170
Translation of foreign operations	857
Balance at end of year	18,015
Environmental
Provisions
Balance at beginning of year	16,196
Capitalised to property, plant and equipment	20
Reduction in rehabilitation provision capitalised	(484)
Transfer to disposal groups held for sale	(938)
Per the income statement	925
additional provisions and changes to existing provisions	971
effect of change in discount rate	(46)
Notional interest	721
Utilised during year (cash flow)	(216)
Foreign exchange differences recognised in income statement	138
Translation of foreign operations	845
Balance at end of year	17,207
Share-based payments
Provisions
Balance at beginning of year	29
Per the income statement	(27)
additional provisions and changes to existing provisions	(9)
reversal of unutilised amounts	(18)
Utilised during year (cash flow)	(2)
Other
Provisions
Balance at beginning of year	1,136
Transfer to disposal groups held for sale	(30)
Per the income statement	(255)
additional provisions and changes to existing provisions	52
reversal of unutilised amounts	(252)
effect of change in discount rate	(55)
Notional interest	5
Utilised during year (cash flow)	(92)
Foreign exchange differences recognised in income statement	32
Translation of foreign operations	12
Balance at end of year	R 808